DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF

February 28, 2023 (Unaudited)

	Principal Amount	Value
SOVEREIGN BONDS - 97.3%
Argentina - 2.2%
Argentine Republic Government International Bond
1.00%, 7/9/29	$55,589	$17,441
Step Up Coupon, 0.50% to 7/9/23, 0.75% to 7/9/27, 1.75% to 7/9/30	290,000	94,685
Step Up Coupon, 1.50% to 7/9/23, 3.625% to 7/9/24, 4.125% to 7/9/27, 4.75% to 7/9/28, 5.00% to 7/9/35	370,000	106,190
Step Up Coupon, 3.85% to 7/9/23, 4.25% to 7/9/24, 5.00% to 7/9/38	210,000	73,784
Step Up Coupon, 3.50% to 7/9/29, 4.875% to 7/9/41	190,000	60,135
Step Up Coupon, 1.50% to 7/9/23, 3.625% to 7/9/24, 4.125% to 7/9/27, 4.375% to 7/9/28, 5.00% to 7/9/46	44,000	12,814

(Cost $566,994)		365,049

Armenia - 1.2%
Republic of Armenia International Bond,
REGS, 7.15%, 3/26/25
(Cost $210,674)	200,000	203,012

Bahrain - 3.4%
Bahrain Government International Bond
REGS, 7.00%, 1/26/26	200,000	206,173
REGS, 6.00%, 9/19/44	200,000	160,000
CBB International Sukuk Programme Co WLL
REGS, 4.50%, 3/30/27	200,000	195,661

(Cost $611,779)		561,834

Barbados - 0.2%
Barbados Government International Bond,
REGS, 6.50%, 10/1/29
(Cost $30,267)	32,000	29,715

Bolivia - 0.3%
Bolivian Government International Bond,
REGS, 4.50%, 3/20/28
(Cost $65,322)	75,000	53,625

Brazil - 3.5%
Brazilian Government International Bond
4.25%, 1/7/25	30,000	29,417
4.625%, 1/13/28	100,000	95,366
4.50%, 5/30/29	100,000	92,199
3.875%, 6/12/30	100,000	86,314
8.25%, 1/20/34	75,000	84,917
7.125%, 1/20/37	50,000	52,975
5.625%, 1/7/41	50,000	43,123
5.00%, 1/27/45	71,000	54,631
5.625%, 2/21/47	50,000	40,908

(Cost $671,934)		579,850

Cayman Islands - 1.0%
Sharjah Sukuk Program Ltd.,
REGS, 3.20%, 7/13/31
(Cost $199,680)	200,000	170,136

Chile - 2.4%
Chile Government International Bond
2.55%, 7/27/33	100,000	78,702
3.10%, 5/7/41	100,000	72,951
4.34%, 3/7/42	150,000	128,523
3.86%, 6/21/47	150,000	118,353

(Cost $517,838)		398,529

China - 1.2%
China Government International Bond,
REGS, 3.50%, 10/19/28
(Cost $226,309)	200,000	192,376

Colombia - 3.3%
Colombia Government International Bond
8.125%, 5/21/24	75,000	77,080
3.875%, 4/25/27	80,000	71,169
3.00%, 1/30/30	80,000	60,340
3.25%, 4/22/32	115,000	81,736
6.125%, 1/18/41	80,000	62,819
5.625%, 2/26/44	80,000	57,720
5.00%, 6/15/45	100,000	66,054
5.20%, 5/15/49	90,000	59,852

(Cost $643,738)		536,770

Costa Rica - 1.1%
Costa Rica Government International Bond
REGS, 6.125%, 2/19/31	90,000	87,501
REGS, 7.158%, 3/12/45(a)	100,000	97,128

(Cost $163,954)		184,629

Dominican Republic - 3.5%
Dominican Republic International Bond
REGS, 6.875%, 1/29/26	100,000	101,342
REGS, 6.00%, 7/19/28	100,000	96,614
REGS, 4.50%, 1/30/30	100,000	86,056
REGS, 5.30%, 1/21/41	150,000	117,678
REGS, 7.45%, 4/30/44	150,000	144,332
REGS, 5.875%, 1/30/60	42,000	31,580

(Cost $640,989)		577,602

Ecuador - 1.2%
Ecuador Government International Bond
REGS, 7/31/30, Zero Coupon	36,000	11,270

Step Up Coupon, 144A, 5.50% to 7/31/23, 6.00% to 7/31/24, 6.90% to 7/31/30	50,000	24,390
Step Up Coupon, 144A, 2.50% to 7/31/23, 3.50% to 7/31/24, 5.50% to 7/31/25, 6.90% to 7/31/35	217,000	76,836
Step up Coupon, REGS, 2.50% to 7/31/23, 3.50% to 7/31/24, 5.50% to 7/31/25, 6.90% to 7/31/35	120,000	42,490
Step Up Coupon, 144A, 1.50% to 7/31/23, 2.50% to 7/31/24, 5.00% to 7/31/26, 5.50% to 7/31/27, 6.00% to 7/31/28, 6.50% to 7/31/29, 6.90% to 7/31/40	119,000	37,504
Step up Coupon, REGS, 1.50% to 7/31/23, 2.50% to 7/31/24, 5.00% to 7/31/26, 5.50% to 7/31/27, 6.00% to 7/31/28, 6.50% to 7/31/29, 6.90% to 7/31/40	10,000	3,152

(Cost $345,206)		195,642

Egypt - 1.8%
Egypt Government International Bond
REGS, 7.600%, 3/1/29	200,000	157,000
REGS, 5.875%, 2/16/31	200,000	134,008

(Cost $354,441)		291,008

El Salvador - 0.5%
El Salvador Government International Bond
REGS, 6.375%, 1/18/27	50,000	26,727
REGS, 8.625%, 2/28/29	60,000	30,375
REGS, 7.65%, 6/15/35	72,000	33,821

(Cost $156,903)		90,923

Gabon - 1.2%
Gabon Government International Bond,
REGS, 6.95%, 6/16/25
(Cost $177,252)	200,000	192,750

Ghana - 1.1%
Ghana Government International Bond
REGS, 6.375%, 2/11/27	100,000	38,750
REGS, 10.75%, 10/14/30	200,000	144,000

(Cost $281,069)		182,750

Guatemala - 0.7%
Guatemala Government Bond
REGS, 4.90%, 6/1/30	75,000	70,468
REGS, 6.125%, 6/1/50	50,000	47,598

(Cost $143,222)		118,066

Honduras - 0.1%
Honduras Government International Bond,
REGS, 5.625%, 6/24/30
(Cost $10,600)	13,000	10,432

Hungary - 3.6%
Hungary Government International Bond
5.375%, 3/25/24	76,000	75,843
REGS, 2.125%, 9/22/31	200,000	153,250
7.625%, 3/29/41	214,000	240,750
REGS, 3.125%, 9/21/51	200,000	122,500

(Cost $683,104)		592,343

Indonesia - 3.5%
Indonesia Government International Bond
REGS, 4.75%, 1/8/26	60,000	59,700
REGS, 8.50%, 10/12/35	150,000	190,942
REGS, 6.625%, 2/17/37	150,000	168,938
REGS, 7.75%, 1/17/38	100,000	122,782
3.05%, 3/12/51(a)	50,000	36,187

(Cost $680,897)		578,549

Ivory Coast (Cote D’Ivoire) - 0.7%
Ivory Coast Government International Bond,
REGS, 5.75%, 12/31/32
(Cost $118,183)	119,389	108,907

Jamaica - 1.8%
Jamaica Government International Bond
6.75%, 4/28/28(a)	181,000	189,273
7.875%, 7/28/45	93,000	108,856

(Cost $308,052)		298,129

Jordan - 1.2%
Jordan Government International Bond,
REGS, 5.75%, 1/31/27
(Cost $204,595)	200,000	194,770

Kazakhstan - 1.3%
Kazakhstan Government International Bond,
REGS, 6.50%, 7/21/45
(Cost $291,548)	200,000	212,271

Kenya - 1.1%
Republic of Kenya Government International Bond,
REGS, 7.25%, 2/28/28
(Cost $199,012)	200,000	173,750

Kuwait - 1.2%
Kuwait International Government Bond,
REGS, 3.50%, 3/20/27
(Cost $212,263)	200,000	192,947

Malaysia - 1.2%
Malaysia Sovereign Sukuk Bhd
REGS, 3.043%, 4/22/25	100,000	96,206
Malaysia Wakala Sukuk Bhd
REGS, 2.07%, 4/28/31	80,000	67,909
REGS, 3.075%, 4/28/51	45,000	33,309

(Cost $213,336)		197,424

Mexico - 3.0%
Mexico Government International Bond
3.25%, 4/16/30(a)	21,000	18,294
MTN, 8.30%, 8/15/31	75,000	87,467
Series A, MTN, 7.50%, 4/8/33	50,000	55,775
Series A, MTN, 6.75%, 9/27/34	40,000	42,768
6.05%, 1/11/40	96,000	95,844
MTN, 4.75%, 3/8/44	90,000	74,891
5.55%, 1/21/45	40,000	36,988
4.60%, 1/23/46	25,000	20,123
4.60%, 2/10/48	30,000	23,969
4.50%, 1/31/50	25,000	19,698
GMTN, 5.75%, 10/12/10	20,000	17,745

(Cost $597,747)		493,562

Mongolia - 0.7%
Mongolia Government International Bond
REGS, 5.125%, 4/7/26	50,000	45,875
REGS, 8.65%, 1/19/28	70,000	71,312

(Cost $118,858)		117,187

Morocco - 1.0%
Morocco Government International Bond,
REGS, 5.50%, 12/11/42
(Cost $244,505)	200,000	165,000

Oman - 3.6%
Oman Government International Bond
REGS, 5.375%, 3/8/27	200,000	196,518
REGS, 5.625%, 1/17/28	200,000	196,622
REGS, 6.75%, 1/17/48	200,000	192,500

(Cost $530,933)		585,640

Panama - 4.5%
Panama Government International Bond
3.75%, 3/16/25	50,000	48,393
7.125%, 1/29/26	100,000	105,313
3.875%, 3/17/28	150,000	140,727
9.375%, 4/1/29	25,000	30,028
3.16%, 1/23/30	50,000	43,011
6.70%, 1/26/36	100,000	105,929
4.30%, 4/29/53	50,000	36,216
4.50%, 4/1/56	150,000	110,015
3.87%, 7/23/60	146,000	93,657
4.50%, 1/19/63	50,000	35,820

(Cost $982,077)		749,109

Papua New Guinea - 0.1%
Papua New Guinea Government International Bond,
REGS, 8.375%, 10/4/28
(Cost $10,117)	11,000	10,051

Paraguay - 1.2%
Paraguay Government International Bond
REGS, 3.849%, 6/28/33	200,000	169,414
REGS, 5.40%, 3/30/50	37,000	31,155

(Cost $210,382)		200,569

Peru - 3.1%
Peruvian Government International Bond
7.35%, 7/21/25	25,000	26,348
4.125%, 8/25/27	25,000	24,211
2.783%, 1/23/31	100,000	82,597
8.75%, 11/21/33	100,000	124,121
3.00%, 1/15/34	100,000	78,893
6.55%, 3/14/37	40,000	42,704
3.30%, 3/11/41	75,000	54,861
5.625%, 11/18/50	50,000	49,090
2.78%, 12/1/60	47,000	27,178

(Cost $664,915)		510,003

Philippines - 3.6%
Philippine Government International Bond
3.75%, 1/14/29	100,000	94,125
9.50%, 2/2/30	160,000	200,000
3.95%, 1/20/40	50,000	42,062
3.70%, 3/1/41	100,000	80,875
3.70%, 2/2/42	150,000	120,563
4.20%, 3/29/47	75,000	63,960

(Cost $737,947)		601,585

Poland - 1.3%
Republic of Poland Government International Bond
3.25%, 4/6/26	150,000	142,379
5.75%, 11/16/32	67,000	70,365

(Cost $226,479)		212,744

Qatar - 4.1%
Qatar Government International Bond
REGS, 4.00%, 3/14/29	200,000	193,923
144A, 9.75%, 6/15/30	160,000	209,996
144A, 6.40%, 1/20/40	60,000	69,331
REGS, 5.103%, 4/23/48	200,000	197,750

(Cost $802,037)		671,000

Romania - 3.4%
Romanian Government International Bond
REGS, 4.875%, 1/22/24	100,000	99,446
REGS, 3.00%, 2/14/31	100,000	81,187

REGS, 3.625%, 3/27/32	80,000	66,150
REGS, 6.00%, 5/25/34	50,000	48,719
144A, 6.125%, 1/22/44	70,000	65,975
REGS, 6.125%, 1/22/44	50,000	47,125
REGS, 5.125%, 6/15/48	40,000	33,450
REGS, 4.00%, 2/14/51	164,000	114,800

(Cost $651,554)		556,852

Saudi Arabia - 4.7%
KSA Sukuk Ltd.
REGS, 2.25%, 5/17/31	300,000	252,375
Saudi Government International Bond
REGS, 2.75%, 2/3/32	200,000	172,500
REGS, 2.25%, 2/2/33	200,000	159,089
REGS, 5.00%, 4/17/49	200,000	184,500

(Cost $956,363)		768,464

Serbia - 0.9%
Serbia International Bond,
REGS, 2.125%, 12/1/30
(Cost $154,394)	200,000	147,999

South Africa - 2.4%
Republic of South Africa Government International Bond
5.875%, 9/16/25	70,000	69,713
4.30%, 10/12/28	100,000	89,000
5.65%, 9/27/47	150,000	109,875
6.30%, 6/22/48	100,000	79,125
5.75%, 9/30/49	70,000	51,187

(Cost $451,686)		398,900

Sri Lanka - 0.6%
Sri Lanka Government International Bond
REGS, 6.85%, 3/14/24(b)	100,000	36,664
144A, 7.85%, 3/14/29(b)	75,000	27,750
REGS, 7.55%, 3/28/30(b)	100,000	36,727

(Cost $216,768)		101,141

Trinidad and Tobago - 0.9%
Trinidad & Tobago Government International Bond,
REGS, 4.50%, 8/4/26(a)
(Cost $154,279)	150,000	146,026

Turkey - 3.5%
Turkey Government International Bond
5.75%, 3/22/24	25,000	24,445
7.375%, 2/5/25	30,000	29,550
4.75%, 1/26/26	70,000	62,825
4.25%, 4/14/26	110,000	96,525
4.875%, 10/9/26	100,000	87,750
9.875%, 1/15/28	20,000	20,350
5.125%, 2/17/28	85,000	72,144
6.125%, 10/24/28	100,000	87,250
8.00%, 2/14/34	15,000	14,550
6.875%, 3/17/36	50,000	40,625
5.75%, 5/11/47	60,000	40,425

(Cost $607,283)		576,439

Ukraine - 0.6%
Ukraine Government International Bond
REGS, 7.75%, 9/1/29*	250,000	48,162
144A, 9.75%, 11/1/30*	60,000	11,434
REGS, 9.75%, 11/1/30*	200,000	38,113

(Cost $486,460)		97,709

United Arab Emirates - 3.5%
Abu Dhabi Government International Bond
REGS, 3.125%, 10/11/27	430,000	405,678
REGS, 4.125%, 10/11/47	200,000	175,000

(Cost $680,880)		580,678

Uruguay - 3.9%
Uruguay Government International Bond
4.375%, 10/27/27	77,000	76,731
4.375%, 1/23/31	124,000	121,024
7.875%, 1/15/33	42,000	51,660
7.625%, 3/21/36	54,000	67,338
4.125%, 11/20/45	37,000	33,503
5.10%, 6/18/50	170,000	166,855
4.975%, 4/20/55	132,000	126,654

(Cost $776,108)		643,765

Uzbekistan - 1.2%
Republic of Uzbekistan International Bond,
REGS, 4.75%, 2/20/24
(Cost $205,045)	200,000	195,567

TOTAL SOVEREIGN BONDS (Cost $19,395,978)		16,013,778

	Number of Shares	Value
SECURITIES LENDING COLLATERAL - 1.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.39%(c)(d)
(Cost $303,540)	303,540	303,540

CASH EQUIVALENTS - 1.6%
DWS Government Money Market Series “Institutional Shares”, 4.51%(c)
(Cost $269,070)	269,070	269,070

TOTAL INVESTMENTS - 100.7% (Cost $19,968,588)		$16,586,388
Other assets and liabilities, net - (0.7%)		(122,712)

NET ASSETS - 100.0%		$16,463,676

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2023 is as follows:

Value ($) at 5/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2023	Value ($) at 2/28/2023

SECURITIES LENDING COLLATERAL - 1.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.39%(c)(d)
482,208	—	(178,668)(e)	—	—	6,470	—	303,540	303,540
CASH EQUIVALENTS - 1.6%
DWS Government Money Market Series “Institutional Shares”, 4.51%(c)
166,057	2,087,144	(1,984,131)	—	—	4,211	—	269,070	269,070

648,265	2,087,144	(2,162,799)	—	—	10,681	—	572,610	572,610

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2023 amounted to $292,145, which is 1.8% of net assets.

(b)	Defaulted security or security for which income has been deemed uncollectible.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2023.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
REGS:

Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Sovereign Bonds(a)	$—	$16,013,778	$—	$16,013,778
Short-Term Investments(a)	572,610	—	—	572,610

TOTAL	$572,610	$16,013,778	$—	$16,586,388

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

ESEB-PH3

R-089711-1 (5/24) DBX005195 (5/24)